Pay vs Performance Disclosure - USD ($)		12 Months Ended
		Jul. 01, 2023	Jul. 02, 2022	Jul. 03, 2021
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

PAY VERSUS PERFORMANCE

As required by Item 402(v) of Regulation S-K, we are providing the following information regarding the relationship between executive compensation and our financial performance for each of the last three completed fiscal years. In determining the “Compensation Actually Paid” (“CAP”) to our NEOs, we are required to make various adjustments to amounts that have been previously reported in the Summary Compensation Table (“SCT”) in previous years, as the SEC’s valuation methods for this section differ from those required in the SCT. Due to the valuation component of CAP, the dollar amounts do not reflect the actual amounts of compensation earned or paid during the year. The Pay Versus Performance (“PVP”) table below summarizes compensation values both previously reported in our SCT, as well as the adjusted values required in this section for the fiscal years ending 2021, 2022 and 2023. Note that for our NEOs other than our CEO, compensation is reported as an average.

					Value of Initial Fixed $100 Investment Based On:
Year	SCT Total for Mr. Hourican ($)(1)	Compensation Actually Paid to Mr. Hourican ($)(2)	Average SCT Total for Non-CEO NEOs ($)(3)	Average Compensation Actually Paid to Non-CEO NEOs ($)(4)	Total Shareholder Return ($)(5)	Peer Group Total Shareholder Return ($)(5)	Net Earnings MM ($)(6)	Operating Income MM ($)(7)
2023	14,341,020	8,556,035	3,333,442	1,497,738	154	147	1,770	3,210
2022	13,656,506	24,735,090	4,768,765	5,276,820	175	136	1,359	2,638
2021	23,168,494	41,044,027	4,072,368	5,628,058	153	130	524	1,417

(1)	Values shown are as calculated in the SCT for each given year. Kevin P. Hourican served as CEO in 2021, 2022, and 2023.
(2)	Values shown represent Mr. Hourican’s CAP calculated in accordance with SEC rules. This value is derived in part from outstanding equity compensation that may be realizable in the future, and as such, the values shown do not fully represent the actual final amount of compensation earned or paid to Mr. Hourican during the applicable years. See “Mr. Hourican (CEO) Compensation” below for additional information on the adjustments made to Mr. Hourican’s total compensation to determine CAP for each year.
(3)	Values shown reflect the average total compensation of our non-CEO NEOs, as calculated in the SCT for each given year. Non-CEO NEOs were as follows:
•	2023: Aaron E. Alt, Greg D. Bertrand, Kenny K. Cheung, Thomas R. Peck, Jr., Neil A. Russell, II, and Judith S. Sansone.
•	2022: Aaron E. Alt, Greg D. Bertrand, Tim Ørting Jørgensen, Thomas R. Peck, Jr., and Judith S. Sansone.
•	2021: Aaron E. Alt, Greg D. Bertrand, Joel T. Grade, Tim Ørting Jørgensen, and Thomas R. Peck, Jr.

(4)	Values shown represent the average non-CEO NEOs CAP calculated in accordance with SEC rules. This value is derived in part from outstanding equity compensation that may be realizable in the future, and as such, the values shown do not fully represent the actual final amount of compensation earned or paid to the NEOs during the applicable years. See “Average Non-CEO NEOs Compensation” below for additional information on the adjustments made to the Non-CEO NEOs total compensation to determine CAP for each year.
(5)	Total Shareholder Return (TSR) assumes $100 is invested as of June 27, 2020. TSR represents cumulative return over the applicable period. The Peer Group used for this calculation was the S&P 500 Food/Staple Retail Index which is also reported on Form 10-K in the Performance Graph.
(6)	Net Earnings reflected represents GAAP Net Earnings as reported on Form 10-K within the Key Operating Metrics.
(7)	Operating Income is the Company-selected performance measure, per the requirements of item 402(v) of Regulation S-K. See reconciliation in Annex I – Non-GAAP Reconciliations.

Mr. Hourican (CEO) Compensation

To determine the value of CAP for Mr. Hourican in the PVP table above, the following amounts were deducted from and added to, as applicable, Mr. Hourican’s total compensation as reported in the SCT, in accordance with Item 402(v) of Regulation S-K.

Year	SCT Total for Mr. Hourican ($)	SCT Reported Equity Award Value for Mr. Hourican ($)	Equity Award Adjustments for Mr. Hourican ($)(1)	Change in the Actuarial Present Value of Pension Benefits for Mr. Hourican ($)	Pension Benefit Adjustments for Mr. Hourican ($)	Compensation Actually Paid to Mr. Hourican ($)
2023	14,341,020	(11,075,303)	5,290,318	—	—	8,556,035
2022	13,656,506	(10,137,657)	21,216,241	—	—	24,735,090
2021	23,168,494	(19,155,231)	37,030,764	—	—	41,044,027

(1)	Represents the year-over-year change in the fair value of equity awards to Mr. Hourican as summarized below:

Year	Year End Fair Value of Unvested Equity Awards Granted in the Year ($)	Year over Year Change in Fair Value of Outstanding Unvested Equity Awards Granted in Prior Years ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or other Earnings Paid on Equity Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments ($)
2023	8,298,461	(1,803,464)	—	(1,508,143)	—	303,464	5,290,318
2022	13,067,265	4,093,998	—	3,450,805	—	604,173	21,216,241
2021	28,685,543	6,990,463	—	983,825	—	370,933	37,030,764

In the table above, the equity values are computed in accordance with the methodologies used for financial reporting purposes, reflecting updated economic assumptions as of the valuation dates.

Average Non-CEO NEO Compensation

To determine the value of CAP for the non-CEO NEOs in the PVP table above, the following amounts were deducted from and added to, as applicable, the average total compensation as reported in the SCT, in accordance with Item 402(v) of Regulation S-K.

Year	Average SCT Total for Non-CEO NEOs ($)	Average SCT Reported Equity Award Value for Non-CEO NEOs ($)	Average Equity Award Adjustments for Non-CEO NEOs ($)(1)	Change in the Actuarial Present Value of Pension Benefits for Non- CEO NEOs ($)	Pension Benefit Adjustments for Non-CEO NEOs ($)	Average Compensation Actually Paid to Non-CEO NEOs ($)
2023	3,333,442	(2,145,906)	310,202	—	—	1,497,738
2022	4,768,765	(2,635,514)	3,143,569	—	—	5,276,820
2021	4,072,368	(2,275,596)	3,831,286	—	—	5,628,058

(1)	Represents the year-over-year change in the fair value of equity awards to our Non-CEO NEO’s as summarized below:

Year	Year End Fair Value of Unvested Equity Awards Granted in the Year ($)	Year over Year Change in Fair Value of Outstanding Unvested Equity Awards Granted in Prior Years ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or other Earnings Paid on Equity Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments ($)
2023	1,385,454	(191,650)	—	(318,402)	(609,532)	44,332	310,202
2022	2,808,683	286,402	—	253,935	(287,778)	82,327	3,143,569
2021	3,015,663	474,690	—	275,233	—	65,700	3,831,286

In the table above, the equity values are computed in accordance with the methodologies used for financial reporting purposes, reflecting updated economic assumptions as of the valuation dates.

Company Selected Measure Name		Operating Income
Named Executive Officers, Footnote [Text Block]

(1)	Values shown are as calculated in the SCT for each given year. Kevin P. Hourican served as CEO in 2021, 2022, and 2023.
(2)	Values shown represent Mr. Hourican’s CAP calculated in accordance with SEC rules. This value is derived in part from outstanding equity compensation that may be realizable in the future, and as such, the values shown do not fully represent the actual final amount of compensation earned or paid to Mr. Hourican during the applicable years. See “Mr. Hourican (CEO) Compensation” below for additional information on the adjustments made to Mr. Hourican’s total compensation to determine CAP for each year.
(3)	Values shown reflect the average total compensation of our non-CEO NEOs, as calculated in the SCT for each given year. Non-CEO NEOs were as follows:
•	2023: Aaron E. Alt, Greg D. Bertrand, Kenny K. Cheung, Thomas R. Peck, Jr., Neil A. Russell, II, and Judith S. Sansone.
•	2022: Aaron E. Alt, Greg D. Bertrand, Tim Ørting Jørgensen, Thomas R. Peck, Jr., and Judith S. Sansone.
•	2021: Aaron E. Alt, Greg D. Bertrand, Joel T. Grade, Tim Ørting Jørgensen, and Thomas R. Peck, Jr.

Adjustment To PEO Compensation, Footnote [Text Block]

Year	SCT Total for Mr. Hourican ($)	SCT Reported Equity Award Value for Mr. Hourican ($)	Equity Award Adjustments for Mr. Hourican ($)(1)	Change in the Actuarial Present Value of Pension Benefits for Mr. Hourican ($)	Pension Benefit Adjustments for Mr. Hourican ($)	Compensation Actually Paid to Mr. Hourican ($)
2023	14,341,020	(11,075,303)	5,290,318	—	—	8,556,035
2022	13,656,506	(10,137,657)	21,216,241	—	—	24,735,090
2021	23,168,494	(19,155,231)	37,030,764	—	—	41,044,027

(1)	Represents the year-over-year change in the fair value of equity awards to Mr. Hourican as summarized below:

Year	Year End Fair Value of Unvested Equity Awards Granted in the Year ($)	Year over Year Change in Fair Value of Outstanding Unvested Equity Awards Granted in Prior Years ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or other Earnings Paid on Equity Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments ($)
2023	8,298,461	(1,803,464)	—	(1,508,143)	—	303,464	5,290,318
2022	13,067,265	4,093,998	—	3,450,805	—	604,173	21,216,241
2021	28,685,543	6,990,463	—	983,825	—	370,933	37,030,764

In the table above, the equity values are computed in accordance with the methodologies used for financial reporting purposes, reflecting updated economic assumptions as of the valuation dates.

Non-PEO NEO Average Total Compensation Amount	[1]	$ 3,333,442	$ 4,768,765	$ 4,072,368
Non-PEO NEO Average Compensation Actually Paid Amount		$ 1,497,738	5,276,820	5,628,058
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

Year	Average SCT Total for Non-CEO NEOs ($)	Average SCT Reported Equity Award Value for Non-CEO NEOs ($)	Average Equity Award Adjustments for Non-CEO NEOs ($)(1)	Change in the Actuarial Present Value of Pension Benefits for Non- CEO NEOs ($)	Pension Benefit Adjustments for Non-CEO NEOs ($)	Average Compensation Actually Paid to Non-CEO NEOs ($)
2023	3,333,442	(2,145,906)	310,202	—	—	1,497,738
2022	4,768,765	(2,635,514)	3,143,569	—	—	5,276,820
2021	4,072,368	(2,275,596)	3,831,286	—	—	5,628,058

(1)	Represents the year-over-year change in the fair value of equity awards to our Non-CEO NEO’s as summarized below:

Year	Year End Fair Value of Unvested Equity Awards Granted in the Year ($)	Year over Year Change in Fair Value of Outstanding Unvested Equity Awards Granted in Prior Years ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or other Earnings Paid on Equity Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments ($)
2023	1,385,454	(191,650)	—	(318,402)	(609,532)	44,332	310,202
2022	2,808,683	286,402	—	253,935	(287,778)	82,327	3,143,569
2021	3,015,663	474,690	—	275,233	—	65,700	3,831,286

In the table above, the equity values are computed in accordance with the methodologies used for financial reporting purposes, reflecting updated economic assumptions as of the valuation dates.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
(1)	Operating Income includes non-GAAP adjustments. See reconciliation in Annex I – Non-GAAP Reconciliations.

Compensation Actually Paid vs. Net Income [Text Block]
(1)	Operating Income includes non-GAAP adjustments. See reconciliation in Annex I – Non-GAAP Reconciliations.

Compensation Actually Paid vs. Company Selected Measure [Text Block]
(1)	Operating Income includes non-GAAP adjustments. See reconciliation in Annex I – Non-GAAP Reconciliations.

Tabular List [Table Text Block]

Company-Selected Measure and Other Financial Performance Measures

The following financial performance measures, listed alphabetically, are used to link NEO Compensation Actually Paid to company performance during the most recently completed fiscal year.

Performance Measures
EPS Growth
Market Share Growth
Operating Income Growth
Return on Invested Capital (ROIC)
Sales/Volume Growth

Total Shareholder Return Amount		$ 154	175	153
Peer Group Total Shareholder Return Amount		147	136	130
Net Income (Loss) Attributable to Parent		$ 1,770,000,000	$ 1,359,000,000	$ 524,000,000
Company Selected Measure Amount		3,210,000,000	2,638,000,000	1,417,000,000
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name		EPS Growth
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name		Market Share Growth
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name		Operating Income Growth
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name		Return on Invested Capital (ROIC)
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name		Sales/Volume Growth
Non-PEO NEO [Member] | Year End Fair Value of Unvested Equity Awards Granted in the Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ 1,385,454	$ 2,808,683	$ 3,015,663
Non-PEO NEO [Member] | Year over Year Change in Fair Value of Outstanding Unvested Equity Awards Granted in Prior Years
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(191,650)	286,402	474,690
Non-PEO NEO [Member] | Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Non-PEO NEO [Member] | Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(318,402)	253,935	275,233
Non-PEO NEO [Member] | Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(609,532)	(287,778)
Non-PEO NEO [Member] | Value of Dividends or other Earnings Paid on Equity Awards not Otherwise Reflected in Fair Value or Total Compensation
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		44,332	82,327	65,700
Non-PEO NEO [Member] | Total Equity Award Adjustments
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		310,202	3,143,569	3,831,286
Non-PEO NEO [Member] | Average SCT Reported Equity Award Value for Non-CEO NEOs
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(2,145,906)	(2,635,514)	(2,275,596)
Non-PEO NEO [Member] | Average Equity Award Adjustments for Non-CEO NEOs
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[2]	310,202	3,143,569	3,831,286
Non-PEO NEO [Member] | Change in the Actuarial Present Value of Pension Benefits for Non-CEO NEOs
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Non-PEO NEO [Member] | Pension Benefit Adjustments for Non-CEO NEOs
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Mr Hourican
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	[3]	14,341,020	13,656,506	23,168,494
PEO Actually Paid Compensation Amount	[4]	$ 8,556,035	$ 24,735,090	$ 41,044,027
Mr Hourican | PEO [Member]
Pay vs Performance Disclosure [Table]
PEO Name		Kevin P. Hourican	Kevin P. Hourican	Kevin P. Hourican
Mr Hourican | PEO [Member] | SCT Reported Equity Award Value for Mr Hourican
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ (11,075,303)	$ (10,137,657)	$ (19,155,231)
Mr Hourican | PEO [Member] | Equity Award Adjustments for Mr. Hourican
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[5]	5,290,318	21,216,241	37,030,764
Mr Hourican | PEO [Member] | Change in the Actuarial Present Value of Pension Benefits for Mr. Hourican
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Mr Hourican | PEO [Member] | Pension Benefit Adjustments for Mr. Hourican
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Mr Hourican | PEO [Member] | Year End Fair Value of Unvested Equity Awards Granted in the Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		8,298,461	13,067,265	28,685,543
Mr Hourican | PEO [Member] | Year over Year Change in Fair Value of Outstanding Unvested Equity Awards Granted in Prior Years
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(1,803,464)	4,093,998	6,990,463
Mr Hourican | PEO [Member] | Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Mr Hourican | PEO [Member] | Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(1,508,143)	3,450,805	983,825
Mr Hourican | PEO [Member] | Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Mr Hourican | PEO [Member] | Value of Dividends or other Earnings Paid on Equity Awards not Otherwise Reflected in Fair Value or Total Compensation
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		303,464	604,173	370,933
Mr Hourican | PEO [Member] | Total Equity Award Adjustments
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ 5,290,318	$ 21,216,241	$ 37,030,764
Aaron E. Alt | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
PEO Name		Aaron E. Alt	Aaron E. Alt	Aaron E. Alt
Greg D. Bertrand | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
PEO Name		Greg D. Bertrand	Greg D. Bertrand	Greg D. Bertrand
Kenny K. Cheung | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
PEO Name		Kenny K. Cheung
Thomas R. Peck, Jr | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
PEO Name		Thomas R. Peck, Jr	Thomas R. Peck, Jr	Thomas R. Peck, Jr
Neil A. Russell, II | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
PEO Name		Neil A. Russell, II
Judith S. Sansone | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
PEO Name		Judith S. Sansone	Judith S. Sansone
Tim Orting Jorgensen | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
PEO Name			Tim Ørting Jørgensen	Tim Ørting Jørgensen
Joel T. Grade | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
PEO Name				Joel T. Grade

[1]	Values shown reflect the average total compensation of our non-CEO NEOs, as calculated in the SCT for each given year. Non-CEO NEOs were as follows:
[2]	Represents the year-over-year change in the fair value of equity awards to our Non-CEO NEO’s as summarized below:
[3]	Values shown are as calculated in the SCT for each given year. Kevin P. Hourican served as CEO in 2021, 2022, and 2023.
[4]	Values shown represent Mr. Hourican’s CAP calculated in accordance with SEC rules. This value is derived in part from outstanding equity compensation that may be realizable in the future, and as such, the values shown do not fully represent the actual final amount of compensation earned or paid to Mr. Hourican during the applicable years. See “Mr. Hourican (CEO) Compensation” below for additional information on the adjustments made to Mr. Hourican’s total compensation to determine CAP for each year.
[5]	Represents the year-over-year change in the fair value of equity awards to Mr. Hourican as summarized below: